Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net Income (Loss) Attributable to Parent	$ 1,686,901	$ 1,095,765
Retained Earnings (Accumulated Deficit)	3,153,565	1,479,688
Equity, Including Portion Attributable to Noncontrolling Interest	$ 1,759,059	$ 176,574	$ 16,264
Property, plant and equipment, useful life	5 years